Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.9% of Net Assets
	Aerospace & Defense — 0.1%
$70,000	General Dynamics Corp., 4.950%, 8/15/2035	$70,268
	Airlines — 0.4%
70,000	Delta Air Lines, Inc., 5.250%, 7/10/2030	70,449
300,000	Latam Airlines Group SA, 7.625%, 1/07/2031(a)	301,125
		371,574
	Automotive — 0.3%
90,000	Magna International, Inc., 5.875%, 6/01/2035	92,367
200,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	200,976
		293,343
	Banking — 3.5%
600,000	Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 1/14/2032, variable rate thereafter), 7.750%(b)	608,225
200,000	Banco Santander SA, (fixed rate to 11/07/2026, variable rate thereafter), 6.527%, 11/07/2027	205,284
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (fixed rate to 2/11/2030, variable rate thereafter), 7.625%, 2/11/2035(a)	205,360
250,000	Citibank NA, 4.914%, 5/29/2030	254,800
270,000	Credit Agricole SA, (fixed rate to 5/27/2030, variable rate thereafter), 5.222%, 5/27/2031(a)	275,035
270,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	279,813
250,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(b)	258,193
310,000	Lloyds Banking Group PLC, (fixed rate to 6/13/2035, variable rate thereafter), 6.068%, 6/13/2036	318,711
260,000	Morgan Stanley, (fixed rate to 7/19/2034, variable rate thereafter), 5.320%, 7/19/2035	263,174
110,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	115,242
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(b)	323,596
435,000	UBS Group AG, (fixed rate to 2/10/2030, variable rate thereafter), 7.000%(a)(b)	432,730
		3,540,163
	Brokerage — 0.8%
300,000	Citadel Securities Global Holdings LLC, 6.200%, 6/18/2035(a)	307,807
315,000	LPL Holdings, Inc., 5.750%, 6/15/2035	318,680
170,000	Marex Group PLC, 6.404%, 11/04/2029	174,990
		801,477
	Construction Machinery — 0.5%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	214,925
225,000	Caterpillar, Inc., 5.200%, 5/15/2035	229,354
115,000	Deere & Co., 5.700%, 1/19/2055	118,883
		563,162
	Consumer Cyclical Services — 0.0%
45,000	Rollins, Inc., 5.250%, 2/24/2035	45,163
	Electric — 0.5%
110,000	DTE Electric Co., 5.250%, 5/15/2035	112,010
10,000	Edison International, 6.250%, 3/15/2030	10,157
60,000	Oncor Electric Delivery Co. LLC, 5.350%, 4/01/2035(a)	61,122
300,000	Pacific Gas & Electric Co., 6.000%, 8/15/2035	303,365
60,000	PPL Capital Funding, Inc., 5.250%, 9/01/2034	60,482
		547,136
	Finance Companies — 0.8%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	178,846
Principal Amount	Description	Value (†)
	Finance Companies — continued
$120,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	$118,623
495,000	HPS Corporate Lending Fund, 5.850%, 6/05/2030(a)	493,905
		791,374
	Food & Beverage — 0.1%
100,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	103,598
	Government Owned - No Guarantee — 0.2%
250,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	252,568
	Health Insurance — 0.2%
90,000	Elevance Health, Inc., 5.200%, 2/15/2035	90,942
140,000	UnitedHealth Group, Inc., 5.300%, 6/15/2035	142,691
		233,633
	Home Construction — 0.2%
160,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	161,275
	Life Insurance — 0.8%
280,000	200 Park Funding Trust, 5.740%, 2/15/2055(a)	276,241
505,000	Athene Holding Ltd., (fixed rate to 3/28/2035, variable rate thereafter), 6.875%, 6/28/2055	502,525
		778,766
	Lodging — 0.1%
100,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	102,662
	Metals & Mining — 0.6%
555,000	Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.854%, 5/13/2032(a)	566,875
	Midstream — 0.6%
165,000	Energy Transfer LP, 5.700%, 4/01/2035	168,068
290,000	Enterprise Products Operating LLC, 5.550%, 2/16/2055	279,772
125,000	Florida Gas Transmission Co. LLC, 5.750%, 7/15/2035(a)	127,916
		575,756
	Pharmaceuticals — 0.1%
125,000	Biogen, Inc., 5.050%, 1/15/2031	127,263
	Refining — 0.5%
500,000	Raizen Fuels Finance SA, 6.700%, 2/25/2037(a)	488,750
	Sovereigns — 0.1%
200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050(a)	155,372
	Technology — 0.6%
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	256,015
170,000	Micron Technology, Inc., 6.050%, 11/01/2035	177,916
75,000	NetApp, Inc., 5.700%, 3/17/2035	77,022
65,000	Synopsys, Inc., 5.150%, 4/01/2035	65,516
		576,469
	Transportation Services — 0.1%
80,000	United Parcel Service, Inc., 5.250%, 5/14/2035	81,583
	Treasuries — 87.8%
11,727,816	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(c)	6,807,182
6,529,930	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(c)	5,069,250
13,757,687	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(c)	13,469,604
13,044,902	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2031(c)	12,003,745
7,243,585	U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027(c)	7,144,565

Principal Amount	Description	Value (†)
	Treasuries — continued
$21,798,282	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(c)	$20,331,800
24,631,699	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(c)	24,248,594
		89,074,740
	Total Bonds and Notes (Identified Cost $109,061,084)	100,302,970

Short-Term Investments — 1.3%
1,330,775	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $1,330,882 on 7/01/2025 collateralized by $1,357,300 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $1,357,422 including accrued interest(d) (Identified Cost $1,330,775)	1,330,775
	Total Investments — 100.2% (Identified Cost $110,391,859)	101,633,745
	Other assets less liabilities — (0.2)%	(169,180)
	Net Assets — 100.0%	$101,464,565

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to $4,464,305 or 4.4% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$100,302,970	$ —	$100,302,970
Short-Term Investments	—	1,330,775	—	1,330,775
Total Investments	$—	$101,633,745	$—	$101,633,745

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.